Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan Core Bond VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock Global Real Estate Securities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan Enhanced Index VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan Mid Cap Value VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Aegon Sustainable Equity Income VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica AEGON High Yield Bond VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica PIMCO Total Return VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Morgan Stanley Capital Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica T. Rowe Price Small Cap VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica International Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Multi-Managed Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock iShares Edge 40 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica WMC US Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock Government Money Market VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Small/Mid Cap Value VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica AEGON U.S. Government Securities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica TS&W International Equity VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Janus Mid-Cap Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan Asset Allocation - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica JPMorgan International Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Managed Risk - Balanced ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Managed Risk - Growth ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Janus Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica PIMCO Tactical - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica PIMCO Tactical - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica PIMCO Tactical - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ProFund UltraBear VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Morgan Stanley Global Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Managed Risk - Conservative ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica QS Investors Active Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica QS Investors Active Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Madison Diversified Income VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica PineBridge Inflation Opportunities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Legg Mason Dynamic Allocation - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Legg Mason Dynamic Allocation - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Market Participation Strategy VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica American Funds Managed Risk VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock iShares Edge 50 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock iShares Edge 75 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock iShares Edge 100 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica MSCI EAFE Index VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica S&P 500 Index VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Rothschild & Co Large Cap Value VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica 60/40 Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Goldman Sachs 70/30 Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1‑800‑851‑9777.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021